Private Placement (Details) - USD ($)		2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 02, 2021	Mar. 02, 2021	Jun. 30, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Purchase shares (in Shares)	34,500,000	10,000,000
Warrant [Member]
Private Placement (Details) [Line Items]
Purchase shares (in Shares)		6,266,667	6,266,667	5,666,667
Purchase price	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Aggregate purchase price exercised (in Dollars)				$ 8,500,000
Common stock at a price	$ 11.50	$ 11.50	$ 11.50
Threshold tradind days to transfer, assign or sell warrans		30 days
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Purchase shares (in Shares)	4,500,000			347,500,000
Aggregate purchase price exercised (in Dollars)		$ 9,400,000	$ 9,400,000	$ 9,400,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Private placement, description		Each Private Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share	Each Private Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share.